Working capital - Aged analysis of trade receivables net of allowances (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of trade and other receivables [line items]
Trade receivables	£ 1,498	£ 2,173
Not overdue
Disclosure of trade and other receivables [line items]
Trade receivables	1,379	2,083
Overdue 1 – 30 days
Disclosure of trade and other receivables [line items]
Trade receivables	5	27
Overdue 31 – 60 days
Disclosure of trade and other receivables [line items]
Trade receivables	23	21
Overdue 61 – 90 days
Disclosure of trade and other receivables [line items]
Trade receivables	39	13
Overdue 91 – 180 days
Disclosure of trade and other receivables [line items]
Trade receivables	39	15
Overdue more than 180 days
Disclosure of trade and other receivables [line items]
Trade receivables	£ 13	£ 14